Note 15 - Stock Compensation Plans (Details Textual) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	May 31, 2023	May 31, 2018	May 31, 2013	Mar. 31, 2018	Dec. 31, 2024	Dec. 31, 2023
Employee Stock Ownership Plan (ESOP), Compensation Expense					$ 94,000	$ 150,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 3.26
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	2.89%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.42%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)	6 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	20.35%
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)				10 years	10 years
Share-Based Payment Arrangement, Expense, after Tax					$ 81,000	70,000
Share-Based Payment Arrangement, Expense, Tax Benefit					5,000	5,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 271,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					3 years 4 months 24 days
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)				5 years	5 years
The 2013 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					5 years
The 2018 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		155,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)					0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					5 years
The 2018 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		38,750
Percentage of Shares May Be Granted As Restricted Stock Awards		25.00%
The 2018 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		116,250
The 2023 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	175,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)					10,500
Share-Based Payment Arrangement, Expense, after Tax					$ 162,000	155,000
Share-Based Payment Arrangement, Expense, Tax Benefit					34,000	$ 33,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 547,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					3 years 4 months 24 days
The 2023 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	43,750
Percentage of Shares May Be Granted As Restricted Stock Awards	25.00%
The 2023 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	131,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)					36,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)					224,033
The 2018 and 2023 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in shares)					36,000
The 2008 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)					0
Employee Stock Ownership Plan [Member]
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP (in shares)					0	11,320
Employee Stock Ownership Plan (ESOP), Compensation Expense						$ 73,000